Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Current Assets [Abstract]
Fair value of derivative financial instruments	€ 1,594	€ 1,231
Other current assets	664	342
Other current assets, Total	2,258	1,573
Fair value of derivative financial instruments	68	80
Other current assets	724	1,243
Other non-current assets	€ 792	€ 1,323